Intellectual Property	6 Months Ended
Jan. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intellectual Property

5. Intellectual Property

The attributable intellectual property relates to Sapientia’s various patents, which the Company is amortizing over 20 years, consistent with its accounting policy. During the three and six months ended January 31, 2022, the Company recorded $3,819 and $7,636, respectively in amortization on intellectual property (for the three and six months ended January 31, 2021 - $3,814 and $7,629, respectively).

Costs			Accumulated Amortization			Net Book Value
July 31, 2021:
July 31, 2020	Additions	July 31, 2021	July 31, 2020	Amortization during the year	July 31, 2021	July 31, 2021
$305,130	$-	$305,130	$44,263	$15,256	$59,520	$245,610

January 31, 2022:
July 31, 2021	Additions	January 31, 2022	July 31, 2021	Amortization during the period	January 31, 2022	January 31, 2022
$305,130	$-	$305,130	$59,520	$7,636	$67,156	$237,974

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Six Months Ended January 31, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)